Senior Secured Convertible Notes (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended		1 Months Ended	12 Months Ended			1 Months Ended													1 Months Ended
	Dec. 31, 2009 CNY	Dec. 31, 2011	Feb. 28, 2009 Senior secured convertible notes	Dec. 31, 2011 Senior secured convertible notes USD ($) day USDPerADS	Dec. 31, 2009 Senior secured convertible notes USD ($)	Feb. 10, 2009 Senior secured convertible notes USD ($) USDPerADS	Aug. 31, 2010 Senior Secured Convertible Notes First Tranche	Jun. 30, 2009 Senior Secured Convertible Notes First Tranche USD ($)	Jun. 30, 2009 Senior Secured Convertible Notes First Tranche CNY	May 31, 2009 Senior Secured Convertible Notes First Tranche USD ($)	May 31, 2009 Senior Secured Convertible Notes First Tranche CNY	Aug. 10, 2010 Senior Secured Convertible Notes First Tranche USD ($)	Aug. 10, 2010 Senior Secured Convertible Notes First Tranche CNY	Jun. 10, 2009 Senior Secured Convertible Notes First Tranche USD ($)	Jun. 10, 2009 Senior Secured Convertible Notes First Tranche CNY	May 18, 2009 Senior Secured Convertible Notes First Tranche USD ($)	May 18, 2009 Senior Secured Convertible Notes First Tranche CNY	Jan. 16, 2009 Senior Secured Convertible Notes First Tranche USD ($) Y	Jan. 16, 2009 Senior Secured Convertible Notes First Tranche CNY	Sep. 30, 2010 Senior Secured Convertible Notes Second Tranche USD ($)	Sep. 30, 2010 Senior Secured Convertible Notes Second Tranche CNY	Aug. 31, 2010 Senior Secured Convertible Notes Second Tranche	Sep. 21, 2010 Senior Secured Convertible Notes Second Tranche USD ($)	Sep. 21, 2010 Senior Secured Convertible Notes Second Tranche CNY	Aug. 10, 2010 Senior Secured Convertible Notes Second Tranche USD ($)	Aug. 10, 2010 Senior Secured Convertible Notes Second Tranche CNY	Jul. 02, 2009 Senior Secured Convertible Notes Second Tranche USD ($) Y	Jul. 02, 2009 Senior Secured Convertible Notes Second Tranche CNY
Debt
Aggregate principal amount					$ 50,000													$ 20,000	136,564								$ 29,449	201,084
Interest rate (as a percent)				10.00%
Number of shares per specified principal amount into which debt instrument is convertible			22,933	17,699
Principal amount used for debt instrument conversion ratio				100		100
Conversion price (in dollars per ADS)		4.06		4.06		4.36
Redemption price of debt instrument (as a percent)				152.00%
Guaranteed rate of return per annum in addition to stated coupon rate (as a percent)				15.00%
Maximum number of days used in calculating average share price at which if the company issues shares, the conversion rate shall be increased				10
Number of forward-looking days' VWAP used in calculating minimum conversion price				20
Number of backward-looking days' VWAP used in calculating minimum conversion price				20
Fair value of conversion feature																25,033	170,893	11,969	81,538
Debt discount																		11,969	81,538								29,449	201,210
Period for amortization (in years)																		3	3								2.5	2.5
Loss from revaluation of embedded derivative liability	231,345									13,064	89,355
Carrying amount of notes converted												11,279	76,410	8,721	59,596								13,083	87,652	1,804	12,221
Number of shares into which notes are converted							2,586,630	2,000,000	2,000,000											3,000,344	3,000,344	413,714
Interest expense								$ 4,520	30,890											$ 7,514	50,857